Loss per share (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Loss per share
Net loss attributable to equity holders of the Company | ¥		¥ 362,870	¥ 444,320
Weighted average number of ordinary shares in issue | shares		2,560,665,862	2,203,175,595
Basic loss per share | (per share)	$ (0.02)	¥ (0.14)	¥ (0.20)